Stockholders' Equity	3 Months Ended	12 Months Ended
	Aug. 31, 2020	May 31, 2020
Equity [Abstract]
Stockholders' Equity

NOTE 9 -STOCKHOLDERS’ EQUITY

Preferred Stock

The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share. As of August 31, 2020, there were no shares of preferred stock issued or outstanding.

Common Stock

On August 17, 2020, the Company amended its certificate of incorporation to increase the total number of authorized shares of the Company’s common stock from 20,000,000 to 36,000,000. Holders of the shares of the Company’s common stock are entitled to one vote for each share. At, August 31, 2020 and May 31, 2020, there were 9,929,190 and 7,988,975 shares of common stock issued and outstanding respectively.

Excluded from the Company’s outstanding shares as of August 31, 2020 are 600,000 shares issued to Triton Funds, LP., the Company’s transfer agent erroneously transferred 725,000 shares of common stock under the Equity Line to the custodial account of Triton, resulting in an over-issuance of 600,000 shares to Triton. The Company notified Triton of this error and that the Company terminated the Common Stock Purchase Agreement with Triton. As of October 15, 2020, the Company is currently awaiting the return of the shares issued in error from Triton to the treasury so such shares will no longer be issued and outstanding. In order to effectuate the return of the shares, the Company’s transfer agent is requiring a medallion guaranteed stock power from Triton. Triton is cooperating and is currently seeking a medallion guaranteed stock power to facilitate the cancellation of such shares.

Effective June 1, 2020, the Company issued 23,809 shares of our restricted common stock, sold effective May 7, 2020 at a price of $1.09 per share, to William H. Herrmann, Jr. a member of our board of directors, for an aggregate purchase price of $25,000.

Effective June 4, 2020, the Company issued 85,905 shares of common stock at $1.16 per share in connection with the conversion of $100,000 in principal of the Convertible Note Payable, Note 8.

Effective June 18, 2020, pursuant to the terms of that certain Securities Purchase Agreement between the Company and an accredited investor, pursuant to which the Company issued a 12% self-amortization promissory note (Note 8) in the principal amount of $550,000, the Company issued 55,000 shares of common stock at $1.13 per share, to such accredited investor as additional consideration for the purchase of such note.

Effective June 30, 2020, the company issued 78,890 shares of common stock at $0.97 per share to various employees of the Company as compensation.

Effective July 1, 2020 we issued 25,000 shares of common stock at $1.84 per share in satisfaction of an outstanding balance owed to a vendor.

Effective July 1,2020 pursuant to the terms of that certain 10% Fixed Convertible Promissory Note dated April 29, 2020 in the principal amount of $152,500 issued by the Company in favor of Harbor Gates Capital, LLC, the Company issued 10,000 shares of our restricted common stock, issued at $0.99 per share, to Harbor Gates Capital, LLC as additional consideration for the purchase of such note.

On July 1, 2020, the Company acquired the assets of one of its top performing franchisee owned esports gaming centers on Fort Bliss U.S. Military base in El Paso, TX. In connection with the acquisition the Company issued 150,000 restricted shares at $1.65 per share.

Effective July 31, 2020 and August 31, 2020, the Company issued 320,000 and 45,000 shares of common stock to Mr. Kaplan in connection with previously accrued compensation and current period compensation. Common shares were valued as follows; 250,000 at $0.865 per share, 50,000 at $1.01 per share, 10,000 at $1.84 per share, 20,000 at $0.93 per share 20,000 at $1.38 per share and 15,000 at $0.82 per share.

Effective July 31, 2020 and August 31, 2020, the Company issued 271,000 and 16,500 shares of common stock to Mr. Franklin in connection with previously accrued compensation and current period compensation. Common shares were valued as follows; 250,000 at $0.865 per share, 15,000 at $1.01 per share 3,000 at $1.84 per share, 3,000 at $0.93 per share, 9,000 at $1.38 per share and 7,500 at $0.82 per share.

Effective July 31, 2020 and August 31, 2020, the Company issued 190,000 shares of common stock valued at $0.87 per share and 6,000 shares of common stock valued at $1.01 per share to the Directors and an employee of the Company in connection with previously accrued compensation and current period compensation.

Effective August 1, 2020, the Company entered into a marketing agreement whereby the Company issued 27,778 shares of common stock at $1.10 per share.

Effective August 10, 2020, pursuant to the terms of that certain Securities Purchase Agreement between the Company and an accredited investor pursuant to which we issued a 12% self-amortization promissory note (Note 8) in the principal amount of $333,333, the Company issued 33,333 shares of common stock at $0.91 per share.

Stock - Based Compensation

Effective June 30, 2020, the company issued 78,890 shares of common stock at $0.97 per share to various employees of the Company as compensation.

Effective July 31, 2020 and August 31, 2020, the Company issued 320,000 and 45,000 shares of common stock to Mr. Kaplan in connection with previously accrued compensation and current period compensation.

Effective July 31, 2020 and August 31, 2020, the Company issued 271,000 and 16,500 shares of common stock to Mr. Franklin in connection with previously accrued compensation and current period compensation.

Effective July 31, 2020 and August 31, 2020, the Company issued 190,000 and 6,000 shares of common stock to the Directors and an employee of the Company in connection with previously accrued compensation and current period compensation.

Share based compensation for the three months ended August 31, 2020 and August 31, 2019 was $150,095 and $45,000, respectively.

Warrants

The Company did not issue any warrants during the quarter ended August 31, 2020.

A summary of the status of the Company’s outstanding stock warrants as of August 31, 2020 is as follows:

	Number of Shares	Average Exercise Price	Expiration Date
Outstanding – May 31, 2020	6,424,000	$10.38

Granted – August 31, 2020	-
Outstanding – August 31, 2020	6,424.000	$10.38	May, 2024
Warrants exercisable – August 31, 2020	6,424,000

NOTE 10 — STOCKHOLDERS’ EQUITY

Preferred Stock

The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share. At May 31, 2020 and 2019, there were no shares of preferred stock issued or outstanding.

Common Stock

The Company is authorized to issue 20,000,000 shares of common stock with a par value of $0.0001 per share. Holders of the shares of the Company’s common stock are entitled to one vote for each share. At May 31, 2020, and May 31, 2019, there were 7,988,975 and 7,003,975 shares of common stock issued and outstanding respectively.

2020 Transactions

On July 30, 2019, in connection with the PLAYlive Merger, the Company issued 750,000 shares of the Company’s common stock as Merger Consideration (Note 6).

On September 16, 2019, pursuant to a Restricted Award, the Company authorized the grant to Jed Kaplan, our Chief Financial Executive Officer and Interim Chief Financial Officer and a member of our board of directors, of 70,000 shares of our restricted Common Stock. As of May 31, 2020, these shares have been issued.

On September 16, 2019, pursuant to a Restricted Award, the Company authorized the grant to Roman Franklin, our President and a member of our board of directors, of 21,000 shares of our restricted Common Stock. As of May 31, 2020, these shares have been issued.

On September 16, 2019, pursuant to a Restricted Award, the Company authorized the grant to Steven Grossman, our Corporate Secretary, of 14,000 shares of our restricted Common Stock. As of May 31, 2020, these shares have been issued.

On March 11, 2020, in connection with the execution of the Common Stock Purchase Agreement with Triton Funds, LP, the Company issued 5,000 shares of our restricted Common Stock at $1.18 per share to Triton Funds, LP as a donation.

On April 9, 2020, the Company delivered a Purchase Notice to Triton Funds, LP pursuant to the terms of the Common Stock Purchase Agreement requiring Triton Funds, LP to acquire 125,000 shares of our restricted Common Stock at a price of $0.70 per share. In accordance therewith, we issued 125,000 shares of our Common Stock to Triton Funds, LP, which rendered $87,700 in proceeds to the Company.

On May 4, 2020, pursuant to the terms of that certain 10% Fixed Convertible Promissory Note dated April 29, 2020 in the principal amount of $152,500 issued by the Company in favor of Harbor Gates Capital, LLC, the Company issued 10,000 shares of our restricted Common Stock, issued at $0.99 per share, to Harbor Gates Capital, LLC as additional consideration for the purchase of such note. As of May 31, 2020, these shares were not issued. As of August 31, 2020, these shares have been issued.

On May 7, 2020, the Company authorized the sale of 22,936 shares of our restricted Common Stock, at a price of $1.09 per share, to William H. Herrmann, Jr. a member of our board of directors, for an aggregate purchase price of $25,000. As of May 31, 2020, and August 31, 2020, such shares have not been issued.

Subsequent to May 31, 2020, on June 4, 2020, the Company authorized the issuance of 85,905 shares of common stock in connection with the conversion of $100,000 in principal of a convertible note payable. As of May 31, 2020 and August 31, 2020, these shares have been issued.

Subsequent to May 31, 2020, on June 15, 2020, we issued 25,000 shares of common stock in satisfaction of an outstanding balance owed to a vendor.

Subsequent to May 31, 2020, on June 18, 2020, pursuant to the terms of that certain Securities Purchase Agreement between the Company and an accredited investor, pursuant to which the Company issued a 12% self-amortization promissory note (described elsewhere herein) in the principal amount of $550,000, the Company issued 55,000 shares of the Company’s common stock to such accredited investor as additional consideration for the purchase of such note.

Subsequent to May 31, 2020, on June 29, 2020, the Company acquired the assets of one of its top performing franchisee owned esports gaming centers on Fort Bliss U.S. Military base in El Paso, TX. In connection with the acquisition the Company authorized the issuance of 150,000 restricted shares As of August 31, 2020 such shares have not been issued.

Subsequent to May 31, 2020, on July 29, 2020, the Company authorized the grant to Mr. Kaplan of 300,000 shares of common stock. As of August 31, 2020, such shares have not been issued.

Subsequent to May 31, 2020, on July 29, 2020, the Company authorized the grant to Mr. Franklin of 265,000 shares of common stock. As of August 31, 2020, such shares have not been issued.

Subsequent to May 31, 2020, on July 29, 2020, the Company authorized the grant of 192,000 shares of common stock to an employee and the Directors of the Company as of August 31, 2020 such shares have not been issued.

Subsequent to May 31, 2020, on July 31, 2020, the Company entered into a marketing agreement whereby we agreed to issue 27,778 shares of common stock. As of August 31, 2020, such shares have not been issued.

Subsequent to May 31, 2020, on August 7, 2020, pursuant to the terms of that certain Securities Purchase Agreement between the Company and an accredited investor pursuant to which we issued a 12% self-amortization promissory note (described elsewhere herein) in the principal amount of 333,333, the Company authorized the grant of 33,333 shares of common stock. As of August 31, 2020, such shares have been issued.

Private Placement

Beginning in February of 2019 and closing in May of 2019, the Company sold units in connection with a private offering by the Company to raise working capital of up to $2,000,000 (the “Offering Amount”) through the sale to accredited investors only of up to up to 1,000,000 “Units” of the Company’s securities, at a purchase price of $2.00 per Unit, with each Unit consisting of (i) one share of common stock, par value $0.0001 per share of the Company (the “Common Stock”) and (ii) a warrant to purchase one share of Common Stock, exercisable at a price of $4.00 per share, exercisable at any time within five years of issuance (each, a “Warrant”) as provided for in the Company’s Term Sheet for Unit Offering dated February 6, 2019 (the “Term Sheet”).

The Company sold 962,500 units for gross proceeds of $1,925,000.

Stock Based Compensation

On March 27, 2019, the Company issued 180,000 shares of common stock at $0.60 per share to 3 employees of the Company. The shares were issued in conjunction with their employment agreements. During the fiscal year ended May 31, 2020 105,000 shares vested ratably through December 31, 2019. As of May 31, 2020, all 180,000 shares have vested.

On July 29, 2020, the Company authorized the issuance of 67,000 shares of common stock at $1.02 per share to 3 employees of the Company. The shares were issued in conjunction with their employment agreements and vested ratably through May 31, 2020.

On July 29, 2020, the Company authorized the issuance of 690,000 shares of common stock at $0.87 per share to the Executive Officers, an employee of the Company and the Members of the Company’s Board of Directors. The shares have all vested as of May 31, 2020.

In connection with these issuances the Company recorded share-based compensation expense of $669,215. At May 31, 2020, the Company has no unrecognized share-based compensation.

Warrants

For the year ended May 31, 2020, there was no activity with respect to warrants.

For the year ended May 31, 2019, the Company issued 5,461,500 warrants in conjunction with its Initial Public Offerings. These warrants are exercisable for five years from November 20, 2018, the date of the initial business combination and have an exercise price equal to $11.50.

For the year ended May 31, 2019, the Company issued 962,500 warrants in conjunction with the above-mentioned private placement. These warrants are exercisable for 5 years and have an exercise price of $4.00.

A summary of the status of the Company’s outstanding stock warrants for the years ended May 31, 2020 and 2019 is as follows:

	Number of Shares	Average Exercise Price	Expiration Date
Outstanding – May 31, 2018	5,461,500	$11.50	Nov 2023
Granted – May 31, 2019	962,500	4.00	May 2024
Outstanding – May 31, 2019	6,424,000	10.38

Outstanding – May 31, 2020	6,424.000	$10.38
Warrants exercisable at May 31, 2020	6,424,000